Mezzanine equity	6 Months Ended
Jun. 30, 2026
Mezzanine equity [Abstract]
Mezzanine equity
7.         Mezzanine equity:
Series A Preferred Shares
The Company issued as part of the Spin-Off to Toro 2,000,000 Series A Preferred Shares with par value of $0.001 and a stated value of $25 each. Details of the Company’s Series A Preferred Shares are discussed in Note 7 to the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.
As of June 30, 2026, the net value of the Series A Preferred Shares (the “Mezzanine Equity”) amounted to $25,877,180 comprising the fair value measurement of the Series A Preferred Shares on initial recognition based on a third party valuation of $25,942,180, less issuance costs of $65,000 and is separately presented as ‘Mezzanine Equity’ in the accompanying unaudited condensed consolidated balance sheet. As the Series A Preferred Shares are not considered probable of becoming redeemable, due to a specific threshold and absence of a mandatory redemption date or obligation, no subsequent adjustment of the amount presented in Mezzanine equity is required as per ASC 480-10-S99. During the six months ended June 30, 2025 and 2026, the Company paid to Toro a dividend amounting to $1,389 and $250,000, respectively, on the Series A Preferred Shares for the period from April 14, 2025 to April 14, 2025 and October 15, 2025 to April 14, 2026. The accrued amount for the period from April 15, 2026 to June 30, 2026 (included in the dividend period ended July 14, 2026) amounted to $106,944.